GOODWILL (Details)		1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 03, 2016	Feb. 28, 2016	Dec. 31, 2017 USD ($) $ / shares	Nov. 30, 2015 USD ($)	Dec. 31, 2019 USD ($) reporting_unit	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Feb. 29, 2016 $ / shares
Goodwill [Roll Forward]
Goodwill			$ 225,273,000		$ 225,273,000	$ 225,273,000	$ 225,273,000
Accumulated impairment losses			(112,821,000)		(112,821,000)	(112,821,000)	(112,821,000)
Goodwill			$ 112,452,000		$ 112,452,000	112,452,000	$ 112,452,000
Share price (in dollars per share) | $ / shares								$ 15.15
Reverse stock split, conversion ratio	0.2	5
Acquired goodwill				$ 225,300,000
Number of reporting units | reporting_unit					1
Share price decrease/increase movement | $ / shares			$ 1.45				$ 1.45
Share price movement since impairment testing date			24.00%				24.00%
Market capitalization			$ 779,000,000				$ 779,000,000
Share price (in dollars per share) | $ / shares			$ 4.59				$ 4.59
Fair value of company			$ 1,013,000,000				$ 1,013,000,000
Carrying value of company			1,300,000,000				1,300,000,000
Estimate fair value of assets/liabilities			901,000,000				901,000,000
Implied fair value of goodwill			112,500,000				112,500,000
Impairment loss on goodwill			$ 112,800,000		$ 0	$ 0	$ 112,821,000
Measurement Input, Control Premium
Goodwill [Roll Forward]
Fair value inputs, control premium			0.30				0.30